Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 10.6%
58,102		AGL Energy Ltd.	$342,203	0.1
98,210		Amcor PLC	1,284,786	0.3
57,579		Ampol Ltd.	1,364,133	0.3
20,557		Aristocrat Leisure Ltd.	512,857	0.1
19,308		ASX Ltd.	1,200,084	0.3
212,650		Aurizon Holdings Ltd.	601,862	0.1
65,037		Australia & New Zealand Banking Group Ltd.	1,051,080	0.2
74,889		BHP Group Ltd. Australian	2,049,363	0.5
137,937		BlueScope Steel Ltd.	1,620,260	0.4
130,673		Brambles Ltd.	1,051,747	0.2
33,725		Charter Hall Group	304,776	0.1
98,504		Coles Group Ltd.	1,297,331	0.3
51,232		Commonwealth Bank of Australia	3,638,361	0.8
38,592		Computershare Ltd.	681,804	0.2
7,126		CSL Ltd.	1,450,974	0.3
155,040		Dexus	1,041,870	0.2
17,588		EBOS Group Ltd.	437,033	0.1
39,170		Fortescue Metals Group Ltd.	504,061	0.1
110,885		Goodman Group	1,622,808	0.4
329,379		GPT Group	1,059,678	0.2
50,081		Iluka Resources Ltd.	339,901	0.1
11,843		JB Hi-Fi Ltd.	350,676	0.1
196,965	(1)	Lottery Corp. Ltd./The	624,792	0.2
17,021		Macquarie Group Ltd.	2,178,404	0.5
409,661		Medibank Pvt Ltd.	985,043	0.2
175,209		Metcash Ltd.	510,723	0.1
347,124		Mirvac Group	525,888	0.1
43,813		Newcrest Mining Ltd.	590,435	0.1
173,106		Orora Ltd.	433,308	0.1
94,252	(1),(2)	Qantas Airways Ltd.	303,713	0.1
85,842		QBE Insurance Group Ltd.	694,094	0.2
48,536		Rio Tinto Ltd.	3,362,793	0.8
294,864		Shopping Centres Australasia Property Group	615,373	0.1
49,020	(1)	Sierra Rutile Holdings Ltd.	10,960	0.0
84,064		Sonic Healthcare Ltd.	2,024,388	0.5
243,981		South32 Ltd. - AUD	664,998	0.1
44,981		Steadfast Group Ltd.	168,635	0.0
133,132		Stockland	360,746	0.1
168,445		Suncorp Group Ltd.	1,330,258	0.3
423,787		TABCORP Holdings Ltd.	295,625	0.1
716,292		Telstra Corp., Ltd.	1,957,633	0.4
295,152		Vicinity Centres	431,865	0.1
35,759		Wesfarmers Ltd.	1,171,662	0.3
40,699		Westpac Banking Corp.	616,311	0.1
81,637		Woodside Energy Group Ltd.	1,843,402	0.4
47,497		Woolworths Group Ltd.	1,249,602	0.3
			46,758,299	10.6

		Austria: 0.4%
8,059	(3)	BAWAG Group AG	372,081	0.1
12,166		OMV AG	518,147	0.1
29,835		Voestalpine AG	671,781	0.2
			1,562,009	0.4

		Belgium: 0.9%
7,130		Elia Group SA/NV	1,082,413	0.2
23,897		KBC Group NV	1,251,648	0.3
1,599	(2)	Sofina SA	374,467	0.1
8,039		UCB S.A.	628,155	0.1
24,095		Warehouses De Pauw CVA	819,087	0.2
			4,155,770	0.9

		Brazil: 0.2%
91,700		Americanas SA	248,298	0.1
51,600		Banco do Brasil S.A.	360,515	0.1
46,500	(1)	Embraer SA	105,957	0.0
			714,770	0.2

		Canada: 6.4%
17,419		Alimentation Couche-Tard, Inc.	778,213	0.2
4,830		Bank of Montreal	481,510	0.1
19,946		Barrick Gold Corp.	314,326	0.1
10,256		BCE, Inc.	518,186	0.1
8,751		Canadian National Railway Co. - CNR	1,108,644	0.3
3,649		Canadian Tire Corp. Ltd.	468,781	0.1
22,098	(1)	CGI, Inc.	1,894,780	0.4
24,243		CI Financial Corp.	279,432	0.1
494		Constellation Software, Inc./Canada	840,350	0.2
9,569		Dollarama, Inc.	579,946	0.1
24,553		Empire Co. Ltd.	745,094	0.2
25,319		Enbridge, Inc.	1,137,086	0.3
50		Fairfax Financial Holdings Ltd.	26,934	0.0
5,305		First Quantum Minerals Ltd.	96,940	0.0
18,309		Fortis, Inc.	864,872	0.2
4,567		Franco-Nevada Corp.	584,789	0.1
16,208		George Weston Ltd.	1,934,505	0.4
16,802	(3)	Hydro One Ltd.	469,073	0.1
9,364		Imperial Oil Ltd.	448,767	0.1
7,257		Intact Financial Corp.	1,080,149	0.2
15,182		Loblaw Cos Ltd.	1,382,036	0.3
37,929		Lundin Mining Corp.	213,851	0.1
5,977		Manulife Financial Corp.	109,407	0.0
24,826		Metro, Inc. - Class A	1,374,731	0.3
5,973		National Bank Of Canada	419,097	0.1
17,967		Nutrien Ltd.	1,538,044	0.4
3,970		Open Text Corp.	162,390	0.0
13,411		Power Corp. of Canada	364,455	0.1
33,023		RioCan Real Estate Investment Trust	529,946	0.1
12,759		Rogers Communications, Inc.	586,562	0.1
17,144		Royal Bank of Canada	1,671,625	0.4
18,578		Shaw Communications, Inc. - Class B	502,551	0.1
9,360		Sun Life Financial, Inc.	434,614	0.1
19,902		Suncor Energy, Inc.	675,445	0.2
14,839		TC Energy Corp.	791,112	0.2
8,869		Thomson Reuters Corp.	995,880	0.2
9,958		Toronto-Dominion Bank	646,836	0.1
7,050		Waste Connections, Inc.	939,615	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

8,468		Wheaton Precious Metals Corp.	290,566	0.1
			28,281,140	6.4

		China: 2.2%
103,600		37 Interactive Entertainment Network Technology Group Co. Ltd.	301,164	0.1
18,427	(1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	332,975	0.1
55,820	(1)	Alibaba Group Holding Ltd.	627,610	0.1
196,250	(3)	A-Living Smart City Services Co. Ltd - H Shares	239,379	0.1
18,072	(1)	Baidu, Inc.	312,364	0.1
4,500		Byd Co., Ltd. - H Shares	164,637	0.0
738,000		China Construction Bank - H Shares	471,295	0.1
58,000		China National Building Material Co., Ltd. - H Shares	58,216	0.0
228,000		China Petroleum & Chemical Corp. - H Shares	107,492	0.0
103,400		China Taiping Insurance Holdings Co., Ltd.	109,033	0.0
4,000	(1)	Contemporary Amperex Technology Co. Ltd. - A Shares	303,929	0.1
15,400		Ecovacs Robotics Co. Ltd. - A Shares	212,015	0.0
11,900		Huizhou Desay Sv Automotive Co. Ltd. - A Shares	345,747	0.1
20,022	(1)	I-Mab ADR	209,830	0.0
285,000		Industrial & Commercial Bank of China - H Shares	150,676	0.0
59,339	(1)	iQIYI, Inc. ADR	226,675	0.0
8,032		JD.com, Inc. - Class A	239,615	0.1
12,600		Jiangsu Yangnong Chemical Co. Ltd. - A Shares	215,244	0.0
110,000	(3)	Jiumaojiu International Holdings Ltd.	239,347	0.1
14,000	(1),(3)	Meituan Class B	314,067	0.1
9,375		NetEase, Inc.	175,376	0.0
17,107	(1)	NIO, Inc. ADR	337,521	0.1
393,000		PICC Property & Casualty Co., Ltd. - H Shares	403,411	0.1
4,663	(1)	Pinduoduo, Inc. ADR	228,534	0.1
291,600	(1),(3)	Ping An Healthcare and Technology Co. Ltd.	761,599	0.2
124,264		Shandong Gold Mining Co. Ltd. - A Shares	337,505	0.1
355,000		Shandong Nanshan Aluminum Co. Ltd. - A Shares	184,821	0.0
170,558	(1)	Tecon Biology Co. Ltd. - A Shares	307,685	0.1
23,400		Tencent Holdings Ltd.	904,382	0.2
7,329	(1)	Vipshop Holdings Ltd. ADR	67,134	0.0
389,000		Want Want China Holdings Ltd.	316,584	0.1
7,489		Yum China Holdings, Inc.	364,789	0.1
169,500	(1),(2)	Zhaojin Mining Industry Co. Ltd. - H Shares	161,900	0.0
			9,732,551	2.2

		Denmark: 2.3%
243		AP Moller - Maersk A/S - Class A	650,991	0.1
501		AP Moller - Maersk A/S - Class B	1,367,898	0.3
10,600		Carlsberg A/S	1,371,025	0.3
2,794		Coloplast A/S	327,007	0.1
1,052	(1)	Genmab A/S	374,323	0.1
42,917		Novo Nordisk A/S	4,998,709	1.1
10,278		Novozymes A/S	656,562	0.1
2,243	(3)	Orsted A/S	261,122	0.1
13,158		Vestas Wind Systems A/S	345,841	0.1
			10,353,478	2.3

		Finland: 1.6%
8,135		Elisa OYJ	449,905	0.1
31,376		Fortum OYJ	352,172	0.1
79,743		Kesko OYJ	1,972,289	0.4
49,880		Kojamo Oyj	889,824	0.2
163,727		Nokia OYJ - Finland	852,782	0.2
157,215	(2)	Outokumpu OYJ	692,184	0.1
17,008		Sampo OYJ	734,789	0.2
49,369		Stora Enso OYJ	763,523	0.2
14,245		UPM-Kymmene OYJ	451,419	0.1
			7,158,887	1.6

		France: 6.5%
4,880		Air Liquide SA	670,911	0.1
10,369		Arkema SA	982,309	0.2
10,768		Capgemini SE	2,053,847	0.5
57,613	(2)	Carrefour S.A.	981,840	0.2
27,447		Cie de Saint-Gobain	1,279,844	0.3
28,583		Cie Generale des Etablissements Michelin SCA	799,879	0.2
10,117		Danone	557,841	0.1
4,781		Eiffage SA	448,643	0.1
82,045		Engie SA	1,015,085	0.2
332	(1)	Euroapi SA	5,601	0.0
1,306		Hermes International	1,791,753	0.4
6,439		Legrand S.A.	527,150	0.1
7,119		L'Oreal S.A.	2,691,379	0.6
3,094		LVMH Moet Hennessy Louis Vuitton SE	2,148,324	0.5
114,500		Orange SA	1,170,007	0.3
2,397		Pernod Ricard SA	470,875	0.1
22,731		Publicis Groupe	1,209,634	0.3
22,357		Sanofi	2,221,685	0.5
3,546		Schneider Electric SE	490,424	0.1
67,237		Societe Generale	1,506,533	0.3
4,737		Sodexo SA	384,897	0.1
1,128		Teleperformance	377,203	0.1
12,903		Thales S.A.	1,604,606	0.4
37,958		TotalEnergies SE	1,938,787	0.4
20,297		Veolia Environnement	507,643	0.1
7,243		Vinci SA	694,302	0.2
3,294	(2)	Wendel SE	303,177	0.1
			28,834,179	6.5

		Germany: 5.1%
32,515		Aixtron SE	840,602	0.2
2,131		Allianz SE	387,001	0.1
7,261		Aurubis AG	524,221	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

15,115		BASF SE	673,600	0.2
4,880		Bayer AG	284,650	0.1
20,057		Bayerische Motoren Werke AG	1,638,919	0.4
9,268		Brenntag SE	651,029	0.1
11,225	(3)	Covestro AG	378,566	0.1
26,195		Deutsche Bank AG	229,126	0.1
54,374		Deutsche Post AG	2,171,681	0.5
57,195		Deutsche Telekom AG	1,086,643	0.2
217,858		E.ON AG	1,958,341	0.4
7,077		Fresenius Medical Care AG & Co. KGaA	262,368	0.1
18,118		GEA Group AG	676,299	0.2
9,688		K+S AG	204,283	0.0
6,737		LEG Immobilien SE	612,023	0.1
24,183		Mercedes-Benz Group AG	1,426,162	0.3
7,736		Merck KGaA	1,473,398	0.3
7,182		Muenchener Rueckversicherungs-Gesellschaft AG	1,628,197	0.4
63,953		ProSiebenSat.1 Media SE	546,970	0.1
41,603		RWE AG	1,711,456	0.4
5,737		SAP SE	535,103	0.1
9,689		Siemens AG	1,080,746	0.2
427,803		Telefonica Deutschland Holding AG	1,137,366	0.3
13,730	(2)	Uniper SE	91,735	0.0
7,656		Vonovia SE	255,096	0.1
			22,465,581	5.1

		Hong Kong: 1.4%
120,000		AIA Group Ltd.	1,205,598	0.3
77,000		CK Asset Holdings Ltd.	545,139	0.1
131,402		CK Hutchison Holdings Ltd.	871,626	0.2
129,500		CLP Holdings Ltd.	1,098,105	0.3
119,000		HKT Trust & HKT Ltd. - Stapled Security	166,733	0.0
238,000		Hong Kong & China Gas	251,360	0.1
12,400		Jardine Matheson Holdings Ltd.	654,916	0.1
123,500		Power Assets Holdings Ltd.	808,647	0.2
102,000		Swire Pacific Ltd. - Class A	580,902	0.1
			6,183,026	1.4

		India: 0.8%
18,077		Axis Bank Ltd.	166,088	0.0
86,291		Hindalco Industries Ltd.	454,170	0.1
9,022		Housing Development Finance Corp.	272,264	0.1
29,376		ICICI Bank Ltd. ADR	610,433	0.1
365,899		Indian Oil Corp. Ltd.	337,480	0.1
11,216		Infosys Ltd. ADR	218,600	0.1
8,947		Larsen & Toubro Ltd.	205,054	0.0
21,146		Mahindra & Mahindra Ltd.	312,009	0.1
10,544		Reliance Industries Ltd.	335,345	0.1
33,240		State Bank of India	222,744	0.1
4,412		Tata Consultancy Services Ltd.	184,549	0.0
			3,318,736	0.8

		Indonesia: 0.2%
5,436,300		Aneka Tambang Tbk	718,142	0.2
389,900		Bank Mandiri Persero TBK PT	218,250	0.0
			936,392	0.2

		Ireland: 0.6%
18,270		DCC PLC	1,192,841	0.3
17,607		James Hardie Industries SE	434,835	0.1
3,007	(2)	Kerry Group PLC - KYG	317,391	0.1
13,567		Smurfit Kappa PLC	493,258	0.1
			2,438,325	0.6

		Israel: 1.6%
43,604		Bank Hapoalim BM	406,390	0.1
175,621		Bank Leumi Le-Israel BM	1,707,670	0.4
350,267		Bezeq Israeli Telecommunication Corp., Ltd.	599,708	0.1
5,815	(1)	Check Point Software Technologies	724,549	0.2
9,617		First International Bank Of Israel Ltd.	406,608	0.1
60,568		ICL Group Ltd.	551,921	0.1
88,979		Israel Discount Bank Ltd.	505,922	0.1
11,808		Mizrahi Tefahot Bank Ltd.	438,975	0.1
1,652	(1)	Nice Ltd.	352,698	0.1
34,185	(2)	Phoenix Holdings Ltd./The	365,288	0.1
12,098	(1)	RADWARE Ltd.	279,827	0.1
62,227	(1)	Teva Pharmaceutical Industries Ltd. ADR	583,689	0.1
3,571	(1)	Tower Semiconductor Ltd.	170,222	0.0
			7,093,467	1.6

		Italy: 1.5%
49,129		Azimut Holding S.p.A.	859,417	0.2
130,973		ENI S.p.A.	1,574,366	0.4
1,743		Ferrari NV	370,146	0.1
496,466		Intesa Sanpaolo SpA	881,626	0.2
25,566		Moncler SpA	1,281,590	0.3
14,007		Prysmian SpA	445,377	0.1
116,903		Snam SpA	586,563	0.1
61,428		Terna - Rete Elettrica Nazionale	470,279	0.1
			6,469,364	1.5

		Japan: 17.5%
29,300		AGC, Inc.	1,068,080	0.2
10,600		Aisin Corp.	314,805	0.1
13,400		Ajinomoto Co., Inc.	352,634	0.1
30,400		Amada Co. Ltd.	245,380	0.1
99,100		Astellas Pharma, Inc.	1,552,044	0.3
22,800		Bridgestone Corp.	889,334	0.2
72,200		Canon, Inc.	1,708,095	0.4
35,500		Chubu Electric Power Co., Inc.	378,693	0.1
16,100		Dai Nippon Printing Co., Ltd.	355,284	0.1
8,300		Daito Trust Construction Co., Ltd.	786,861	0.2
25,600		Daiwa House Industry Co., Ltd.	632,527	0.1
9,800		Dentsu Group, Inc.	342,329	0.1
27,300		DMG Mori Co. Ltd.	366,645	0.1
8,000		Ebara Corp.	313,393	0.1
21,700		Electric Power Development Co., Ltd.	366,138	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

1,100		Fanuc Ltd.	189,707	0.0
11,700		Fuji Film Holdings Corp.	668,328	0.1
75,400		Fujikura Ltd.	455,809	0.1
7,700		Fujitsu Ltd.	1,032,280	0.2
2,700		Hirose Electric Co., Ltd.	387,897	0.1
23,200		Hitachi Ltd.	1,174,571	0.3
66,200		Honda Motor Co., Ltd.	1,696,521	0.4
8,900		Hoya Corp.	891,706	0.2
34,400		Idemitsu Kosan Co., Ltd.	894,565	0.2
20,700		IHI Corp.	545,812	0.1
67,900		Inpex Corp.	778,255	0.2
14,600		Internet Initiative Japan, Inc.	592,816	0.1
26,900		Isuzu Motors Ltd.	295,056	0.1
40,900		Itochu Corp.	1,190,585	0.3
51,600		J Front Retailing Co., Ltd.	434,396	0.1
62,600		Japan Tobacco, Inc.	1,124,022	0.3
10,300		Jeol Ltd.	468,292	0.1
45,300		Kajima Corp.	517,131	0.1
59,400		Kansai Electric Power Co., Inc.	602,241	0.1
69,600		KDDI Corp.	2,231,539	0.5
300		Keyence Corp.	118,903	0.0
11,900		Kintetsu Group Holdings Co., Ltd.	393,259	0.1
12,500		Komatsu Ltd.	288,980	0.1
32,400		Lawson, Inc.	1,148,952	0.3
26,800		Lixil Corp.	554,632	0.1
135,800		Marubeni Corp.	1,263,248	0.3
163,700		Mazda Motor Corp.	1,379,922	0.3
8,200		MEIJI Holdings Co., Ltd.	428,122	0.1
103,000		Mitsubishi Chemical Holdings Corp.	579,223	0.1
32,300		Mitsubishi Corp.	959,933	0.2
49,500		Mitsubishi Electric Corp.	522,434	0.1
36,000		Mitsubishi Heavy Industries Ltd.	1,336,769	0.3
188,500		Mitsubishi UFJ Financial Group, Inc.	1,062,102	0.2
79,600		Mitsui & Co., Ltd.	1,756,157	0.4
75,600		Mitsui Fudosan Co., Ltd.	1,689,617	0.4
77,400		Mizuho Financial Group, Inc.	923,101	0.2
17,700		MS&AD Insurance Group Holdings, Inc.	574,035	0.1
30,300		NGK Insulators Ltd.	443,175	0.1
16,600		NGK Spark Plug Co., Ltd.	325,069	0.1
16,900		Nikon Corp.	194,630	0.0
2,900		Nintendo Co., Ltd.	1,296,803	0.3
46,400		Nippon Telegraph & Telephone Corp.	1,325,431	0.3
7,100		Nissin Food Products Co., Ltd.	514,225	0.1
11,600		Nitto Denko Corp.	746,985	0.2
16,600		Nomura Real Estate Holdings, Inc.	402,706	0.1
37,200		Nomura Research Institute Ltd.	1,117,648	0.3
37,300		ORIX Corp.	664,754	0.1
45,200		Osaka Gas Co., Ltd.	812,610	0.2
19,800		Persol Holdings Co. Ltd.	409,895	0.1
27,700		Recruit Holdings Co. Ltd.	1,035,234	0.2
43,800	(1)	Renesas Electronics Corp.	417,188	0.1
70,500		Resona Holdings, Inc.	273,981	0.1
37,800		Round One Corp.	426,018	0.1
18,200		Santen Pharmaceutical Co., Ltd.	147,423	0.0
3,300		Screen Holdings Co. Ltd.	238,819	0.1
7,400		Secom Co., Ltd.	494,247	0.1
32,300		Sega Sammy Holdings, Inc.	554,699	0.1
56,600		Sekisui Chemical Co., Ltd.	796,332	0.2
41,900		Sekisui House Ltd.	742,107	0.2
20,500		Seven & I Holdings Co., Ltd.	835,584	0.2
3,400		Shimamura Co., Ltd.	326,038	0.1
2,100		Shimano, Inc.	350,797	0.1
3,000		Shin-Etsu Chemical Co., Ltd.	384,283	0.1
8,600		Shionogi & Co., Ltd.	441,107	0.1
13,800		Shiseido Co., Ltd.	567,639	0.1
48,000		SoftBank Corp.	554,988	0.1
25,900		Sojitz Corp.	393,592	0.1
11,100		Sompo Holdings, Inc.	495,407	0.1
25,500		Sony Group Corp.	2,163,113	0.5
70,000		Subaru Corp.	1,218,063	0.3
319,100		Sumitomo Chemical Co., Ltd.	1,254,041	0.3
32,100		Sumitomo Corp.	451,325	0.1
34,300		Sumitomo Mitsui Financial Group, Inc.	1,076,063	0.2
9,600		Suntory Beverage & Food Ltd.	378,792	0.1
10,300		Suzuki Motor Corp.	337,627	0.1
42,300		Takeda Pharmaceutical Co., Ltd.	1,241,091	0.3
39,500		Teijin Ltd.	418,540	0.1
12,900		Tobu Railway Co., Ltd.	306,309	0.1
39,900		Tokio Marine Holdings, Inc.	2,335,743	0.5
1,900		Tokyo Electron Ltd.	653,968	0.1
29,500		Tokyo Gas Co., Ltd.	579,407	0.1
21,100		Tokyo Tatemono Co., Ltd.	310,746	0.1
77,900		Tokyu Corp.	955,178	0.2
34,400		Tokyu Fudosan Holdings Corp.	186,412	0.0
31,700		Toppan, Inc.	539,390	0.1
109,300		Toyota Motor Corp.	1,774,052	0.4
12,300		Trend Micro, Inc.	714,805	0.2
14,600		USS Co., Ltd.	286,489	0.1
37,700		Yamato Holdings Co., Ltd.	659,712	0.1
25,800		Yokogawa Electric Corp.	457,519	0.1
23,400		ZOZO, Inc.	505,479	0.1
			77,356,438	17.5

		Malaysia: 0.1%
186,000		Genting Bhd	197,994	0.1

		Mexico: 0.1%
63,800		Grupo Financiero Banorte	363,606	0.1

		Netherlands: 5.2%
5,645		Airbus SE	608,651	0.1
4,193		Akzo Nobel NV	282,190	0.1
7,365		ASML Holding NV	4,233,077	1.0
4,694		EXOR NV	330,139	0.1
13,446		Heineken Holding NV	1,062,482	0.2
1,881		IMCD NV	301,239	0.1
112,668		ING Groep NV	1,094,434	0.2
110,774		Koninklijke Ahold Delhaize NV	3,050,562	0.7
5,909		Koninklijke DSM NV	946,317	0.2
589,470		Koninklijke KPN NV	1,944,649	0.4

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

28,037		NN Group NV	1,315,559	0.3
5,539		OCI NV	192,295	0.0
13,722		Randstad NV	693,549	0.2
131,082		Shell PLC	3,496,799	0.8
102,097		Stellantis NV	1,466,133	0.3
18,889		Wolters Kluwer NV	2,051,380	0.5
			23,069,455	5.2

		New Zealand: 0.3%
74,646		Contact Energy Ltd.	360,103	0.1
7,387		Mainfreight Ltd.	358,839	0.1
223,792		Spark New Zealand Ltd.	719,620	0.1
			1,438,562	0.3

		Norway: 0.9%
35,965		Equinor ASA	1,384,793	0.3
22,382		Mowi ASA	516,467	0.1
99,863		Norsk Hydro ASA	676,595	0.1
439,035	(1),(2)	Norwegian Air Shuttle ASA	428,353	0.1
45,595		Orkla ASA	393,589	0.1
25,601		Telenor ASA	310,902	0.1
10,892		Yara International ASA	464,188	0.1
			4,174,887	0.9

		Philippines: 0.0%
50,780		Jollibee Foods Corp.	185,412	0.0

		Poland: 0.2%
41,622		Polski Koncern Naftowy Orlen	679,893	0.2

		Portugal: 0.4%
83,675		Galp Energia SGPS SA	883,235	0.2
30,874		Jeronimo Martins SGPS SA	714,636	0.2
			1,597,871	0.4

		Qatar: 0.1%
61,409		Qatar National Bank QPSC	340,141	0.1

		Russia: –%
4,061	(4)	Lukoil PJSC ADR	–	–

		Saudi Arabia: 0.2%
15,193		SABIC Agri-Nutrients Co.	542,175	0.1
49,107	(3)	Saudi Arabian Oil Co.	524,827	0.1
			1,067,002	0.2

		Singapore: 1.9%
233,300		Ascendas Real Estate Investment Trust	502,169	0.1
301,800		CapitaLand Integrated Commercial Trust	476,760	0.1
31,400		DBS Group Holdings Ltd.	716,496	0.2
360,900		Frasers Logistics & Commercial Trust	376,743	0.1
491,800		Mapletree Commercial Trust	677,441	0.2
239,800		Oversea-Chinese Banking Corp., Ltd.	2,032,233	0.5
4,091	(1)	Sea Ltd. ADR	312,225	0.1
286,900		SembCorp Industries Ltd.	605,326	0.1
61,500		Singapore Exchange Ltd.	440,869	0.1
383,500		Singapore Technologies Engineering Ltd.	1,118,195	0.2
232,200		Singapore Telecommunications Ltd.	439,107	0.1
29,600		United Overseas Bank Ltd.	590,560	0.1
			8,288,124	1.9

		South Korea: 1.7%
12,663		Hana Financial Group, Inc.	362,877	0.1
5,666		Hyundai Wia Corp.	298,198	0.1
25,935		KB Financial Group, Inc.	964,573	0.2
719		KCC Corp.	161,666	0.0
4,177		Kia Corp.	261,511	0.0
737		Korea Zinc Co., Ltd.	270,947	0.0
12,754		KT&G Corp.	803,873	0.2
749		LG Chem Ltd.	348,850	0.1
7,465		Mando Corp.	330,001	0.1
1,856		POSCO Holdings, Inc.	346,623	0.1
1,291		Samsung Electro-Mechanics Co. Ltd.	142,164	0.0
26,959		Samsung Electronics Co., Ltd. 005930	1,276,109	0.3
2,386		Samsung Fire & Marine Insurance Co. Ltd.	362,486	0.1
6,400		Seegene, Inc.	196,298	0.0
6,159		SK Hynix, Inc.	465,601	0.1
9,945		SK Telecom Co., Ltd.	410,484	0.1
1,854		SK, Inc.	314,478	0.1
41,424		Woori Financial Group, Inc.	380,135	0.1
			7,696,874	1.7

		Spain: 1.7%
308,464		Banco Santander SA	771,734	0.2
17,911		Ferrovial SA - FERE	479,621	0.1
1,085	(1)	Iberdrola S.A.	11,586	0.0
104,238		Iberdrola S.A. - IBEE	1,113,099	0.3
5,375		Industria de Diseno Textil SA	130,542	0.0
50,384		Red Electrica Corp. SA	990,565	0.2
72,907		Repsol SA	908,290	0.2
704,569		Telefonica S.A.	3,144,968	0.7
			7,550,405	1.7

		Sweden: 3.8%
29,917		Assa Abloy AB	706,820	0.2
31,245		Atlas Copco AB - A Shares	365,234	0.1
26,816		Billerud AB	345,888	0.1
25,981		Boliden AB	868,256	0.2
23,663		Castellum AB	379,366	0.1
106,676		Epiroc AB-A	1,886,212	0.4
16,571		Essity AB	421,816	0.1
51,984	(1)	Fastighets AB Balder	332,078	0.1
37,747		Getinge AB	851,796	0.2
20,812		Industrivarden AB-Class A	543,028	0.1
16,727		Industrivarden AB-Class C	431,561	0.1
41,543		Investor AB-A SHS	854,136	0.2
168,496		Investor AB-B SHS	3,144,426	0.7
17,193	(1)	Kinnevik AB	309,678	0.1
1,943		MIPS AB	103,950	0.0
89,611		SSAB AB Class B	411,152	0.1
63,611		Swedbank AB	881,023	0.2
104,426		Swedish Match AB	1,093,186	0.2
48,691		Tele2 AB	556,228	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

45,896		Telefonaktiebolaget LM Ericsson	349,096	0.1
172,916		Telia Co. AB	638,812	0.1
84,531		Volvo AB - B Shares	1,517,673	0.3
			16,991,415	3.8

		Switzerland: 7.1%
37,749		ABB Ltd.	1,147,555	0.2
21,448		Alcon, Inc.	1,688,046	0.4
8,080		Baloise Holding AG	1,287,379	0.3
648		Belimo Holding AG	266,013	0.0
4,226		Cie Financiere Richemont SA	509,561	0.1
30,934		Coca-Cola HBC AG	761,339	0.2
4,764		DKSH Holding AG	391,594	0.1
1,302		Geberit AG - Reg	685,733	0.1
101		Givaudan	353,051	0.1
252,702		Glencore PLC	1,432,245	0.3
13,181		Holcim AG	618,039	0.1
59,177	(1)	IWG PLC	138,782	0.0
2,166		Kuehne & Nagel International AG	583,350	0.1
571		Lonza Group AG	347,026	0.1
39,508		Nestle SA	4,840,808	1.1
46,659		Novartis AG	4,009,392	0.9
1,505		Partners Group	1,643,078	0.4
3,259		PSP Swiss Property AG	389,751	0.1
13,028		Roche Holding AG-GENUSSCHEIN	4,325,355	1.0
162		SGS SA	395,356	0.1
1,647		Sika AG	406,953	0.1
1,363		Sonova Holding AG - Reg	490,928	0.1
31,498		STMicroelectronics NV-STM1	1,191,991	0.3
2,766		Straumann Holding AG	374,103	0.1
1,375		Swatch Group AG - BR	366,048	0.1
957		Swiss Life Holding AG	506,958	0.1
1,599		Swisscom AG	864,480	0.2
909		Tecan Group AG	322,819	0.1
5,229	(2)	Temenos AG	415,039	0.1
21,253		UBS Group AG	347,281	0.1
1,045		Zurich Insurance Group AG	456,172	0.1
			31,556,225	7.1

		Taiwan: 0.9%
351,000		Cathay Financial Holding Co., Ltd.	535,471	0.1
104,000		China Development Financial Holding Corp.	45,021	0.0
338,000		CTBC Financial Holding Co. Ltd.	259,675	0.0
96,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,646,358	0.4
69,000		Unimicron Technology Corp.	368,094	0.1
184,000		Uni-President Enterprises Corp.	433,161	0.1
233,000		United Microelectronics Corp.	313,445	0.1
383,000		Wistron Corp.	339,730	0.1
131,320		Yuanta Financial Holding Co., Ltd.	88,024	0.0
			4,028,979	0.9

		Thailand: 0.0%
59,500		Tisco Financial Group PCL - NVDR	143,768	0.0

		Turkey: 0.0%
7,729		Ford Otomotiv Sanayi AS	131,484	0.0
4,662		Koza Altin Isletmeleri AS	42,146	0.0
			173,630	0.0

		United Arab Emirates: 0.1%
268,693		Aldar Properties PJSC	358,952	0.1

		United Kingdom: 13.2%
53,880		3i Group PLC	837,177	0.2
17,753		Admiral Group Plc	414,917	0.1
26,419		Anglo American PLC	954,915	0.2
13,565		AstraZeneca PLC	1,784,364	0.4
113,471	(2)	B&M European Value Retail SA	587,538	0.1
205,372		BAE Systems PLC	1,930,246	0.4
22,460		Barratt Developments PLC	137,718	0.0
8,433	(2)	Berkeley Group Holdings PLC	437,029	0.1
622,548		BP PLC	3,046,925	0.7
42,102		British American Tobacco PLC	1,649,716	0.4
466,549		BT Group PLC	921,123	0.2
17,276		Bunzl PLC	648,382	0.1
32,742		Burberry Group PLC	719,789	0.2
644,311	(1)	Centrica Plc	690,381	0.2
40,244		CNH Industrial NV	518,448	0.1
77,593		Compass Group PLC	1,818,512	0.4
14,070		CRH PLC - London	539,740	0.1
5,268		Croda International PLC	481,760	0.1
5,222		Derwent London PLC	182,312	0.0
72,517		Diageo PLC	3,435,277	0.8
89,619	(2)	Direct Line Insurance Group PLC	224,904	0.1
52,426		Drax Group PLC	502,910	0.1
15,522	(1)	easyJet PLC	75,813	0.0
15,109		Experian PLC	529,003	0.1
18,862		Ferguson PLC	2,372,825	0.5
142,514		GSK PLC	2,994,260	0.7
72,358	(1)	Haleon PLC	257,128	0.1
13,006		Halma PLC	366,288	0.1
93,084		Howden Joinery Group PLC	768,370	0.2
146,282		HSBC Holdings PLC	916,308	0.2
64,781		IG Group Holdings PLC	628,524	0.1
169,755		Imperial Brands PLC	3,727,210	0.8
250,586		J Sainsbury Plc	675,976	0.2
203,269		Man Group PLC/Jersey	676,226	0.2
32,669		Mondi PLC	619,969	0.1
84,269		National Grid PLC	1,160,355	0.3
102,626	(2),(3)	Quilter PLC	131,227	0.0
29,955		Relx PLC (GBP Exchange)	886,955	0.2
48,416		Rightmove PLC	378,507	0.1
49,873		Rio Tinto PLC	3,010,820	0.7
29,118		RS GROUP PLC	367,607	0.1
305,003		Segro PLC	4,080,342	0.9
14,845		Severn Trent PLC	533,707	0.1
2,468		Spirax-Sarco Engineering PLC	360,105	0.1
85,273		SSE PLC	1,841,767	0.4
39,072		Tate & Lyle PLC	382,765	0.1
159,363	(2)	Taylor Wimpey PLC	248,046	0.1
848,304		Tesco PLC	2,720,637	0.6
67,591		The Sage Group PLC	582,509	0.1
20,100		Travis Perkins PLC	257,977	0.1
27,814		Unilever PLC - ULVRL	1,354,628	0.3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

49,295	United Utilities Group PLC	654,962	0.2
835,818	Vodafone Group PLC	1,231,715	0.3
87,845	WPP PLC	948,061	0.2
		58,204,675	13.2

	Total Common Stock
	(Cost $460,986,553)	431,920,282	97.7

EXCHANGE-TRADED FUNDS: 0.8%
55,020	(1) iShares MSCI EAFE ETF	3,616,660	0.8

	Total Exchange-Traded Funds
	(Cost $3,616,660)	3,616,660	0.8

PREFERRED STOCK: 0.2%
	Brazil: 0.2%
230,500	Cia Paranaense de Energia	310,505	0.1
79,300	Itau Unibanco Holding S.A.	362,928	0.1
32,200	Petroleo Brasileiro SA	213,148	0.0

	Total Preferred Stock
	(Cost $918,233)	886,581	0.2

	Total Long-Term Investments
	(Cost $465,521,446)	436,423,523	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Repurchase Agreements: 1.1%
1,109,654	(5)	Bank of America Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,109,864, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $1,131,847, due 07/01/43-07/01/52)	1,109,654	0.2
1,109,654	(5)	Daiwa Capital Markets, Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,109,864, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,131,847, due 07/31/22-07/01/52)	1,109,654	0.2
1,109,654	(5)	Jefferies LLC, Repurchase Agreement dated 07/29/22, 2.32%, due 08/01/22 (Repurchase Amount $1,109,866, collateralized by various U.S. Government Agency Obligations, 0.000%-3.350%, Market Value plus accrued interest $1,131,856, due 10/21/22-03/25/25)	1,109,654	0.3
328,597	(5)	Mizuho Securities USA Inc., Repurchase Agreement dated 07/29/22, 2.23%, due 08/01/22 (Repurchase Amount $328,657, collateralized by various U.S. Government Securities, 1.750%, Market Value plus accrued interest $335,169, due 03/15/25)	328,597	0.1
1,109,654	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,109,864, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,131,847, due 08/25/22-05/20/52)	1,109,654	0.3

	Total Repurchase Agreements
	(Cost $4,767,213)		4,767,213	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,374,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $1,374,000)	1,374,000	0.3

	Total Short-Term Investments
	(Cost $6,141,213)	6,141,213	1.4

	Total Investments in Securities (Cost $471,662,659)	$442,564,736	100.1
	Liabilities in Excess of Other Assets	(513,517)	(0.1)
	Net Assets	$442,051,219	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2022.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	15.2%
Industrials	14.3
Consumer Staples	11.7
Materials	9.5
Consumer Discretionary	9.3
Health Care	8.5
Communication Services	7.0
Information Technology	6.6
Energy	5.4
Utilities	5.3
Real Estate	5.1
Exchange-Traded Funds	0.8
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$635,752	$46,122,547	$–	$46,758,299
Austria	–	1,562,009	–	1,562,009
Belgium	–	4,155,770	–	4,155,770
Brazil	714,770	–	–	714,770
Canada	28,281,140	–	–	28,281,140
China	1,434,483	8,298,068	–	9,732,551
Denmark	–	10,353,478	–	10,353,478
Finland	–	7,158,887	–	7,158,887
France	5,601	28,828,578	–	28,834,179
Germany	–	22,465,581	–	22,465,581
Hong Kong	–	6,183,026	–	6,183,026
India	829,033	2,489,703	–	3,318,736
Indonesia	–	936,392	–	936,392
Ireland	–	2,438,325	–	2,438,325
Israel	1,588,065	5,505,402	–	7,093,467
Italy	–	6,469,364	–	6,469,364
Japan	–	77,356,438	–	77,356,438
Malaysia	–	197,994	–	197,994
Mexico	363,606	–	–	363,606
Netherlands	–	23,069,455	–	23,069,455
New Zealand	–	1,438,562	–	1,438,562
Norway	–	4,174,887	–	4,174,887
Philippines	–	185,412	–	185,412
Poland	–	679,893	–	679,893
Portugal	–	1,597,871	–	1,597,871
Qatar	–	340,141	–	340,141
Russia	–	–	–	–
Saudi Arabia	–	1,067,002	–	1,067,002
Singapore	312,225	7,975,899	–	8,288,124
South Korea	–	7,696,874	–	7,696,874
Spain	–	7,550,405	–	7,550,405
Sweden	–	16,991,415	–	16,991,415
Switzerland	–	31,556,225	–	31,556,225
Taiwan	–	4,028,979	–	4,028,979
Thailand	–	143,768	–	143,768
Turkey	–	173,630	–	173,630
United Arab Emirates	–	358,952	–	358,952
United Kingdom	388,355	57,816,320	–	58,204,675
Total Common Stock	34,553,030	397,367,252	–	431,920,282
Exchange-Traded Funds	3,616,660	–	–	3,616,660
Preferred Stock	886,581	–	–	886,581
Short-Term Investments	1,374,000	4,767,213	–	6,141,213
Total Investments, at fair value	$40,430,271	$402,134,465	$–	$442,564,736
Other Financial Instruments+
Futures	126,983	–	–	126,983
Total Assets	$40,557,254	$402,134,465	$–	$442,691,719

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

At July 31, 2022, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	22	09/16/22	$2,147,310	$126,983
			$2,147,310	$126,983

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $479,867,908.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,705,406
Gross Unrealized Depreciation	(47,172,043)

Net Unrealized Depreciation	$(36,466,637)